Components of Calculation of Basic Net Income Per Ordinary Share and Diluted Net Income Per Ordinary Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Numerator:
Net income	$ 68,645	$ 43,612	$ 39,031	$ 40,606	$ 24,115	$ 24,115	$ 17,373	$ 27,790	$ 15,591	$ 11,752	$ 147,364	$ 72,506	$ 39,248
Net income applicable to preference shareholders						5,198					21,227	15,629	8,460
Net income available for ordinary shareholders	$ 68,645					$ 18,917					$ 126,137	$ 56,877	$ 30,788
Denominator:
Basic weighted average ordinary shares	192,790,454	191,184,171	154,738,356	146,555,601	140,554,377	140,554,377	140,554,377	140,554,377	140,554,377	140,554,377	158,258,126	140,554,377	140,554,377
Weighted average dilutive share equivalents:
Share options and restricted shares/units	6,600,673										2,628,650
Convertible preference shares						38,622,891					28,412,421	38,622,891	38,622,891
Diluted weighted average ordinary shares	199,391,127	196,855,404	193,583,954	187,580,161	179,177,268	179,177,268	179,177,268	179,177,268	179,177,268	179,177,268	189,299,197	179,177,268	179,177,268
Basic net income per ordinary share	$ 0.36					$ 0.13					$ 0.80	$ 0.40	$ 0.22
Diluted net income per ordinary share	$ 0.34					$ 0.13					$ 0.78	$ 0.40	$ 0.22